Advances to Suppliers - Additional Information (Detail) - CrossFire New Mobile Game - Inner Mongolia Culture Assets and Equity Exchange	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Aug. 06, 2016 USD ($)
Advances to Suppliers [Line Items]
Financing service fee paid	¥ 7,500,000	$ 1,200,000
Funds required for the development of CrossFire new mobile game	¥ 157,500,000		$ 24,200,000	¥ 157,500,000	$ 24,200,000	¥ 157,500,000	$ 24,200,000